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                           UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, DC 20549

                             FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                         INVESTMENT COMPANY

Investment Company Act file number 811-04787

FRANKLIN NEW YORK TAX-FREE TRUST
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(Exact name of registrant as specified in charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Address of principal executive offices) (Zip code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    ---------------------------

Date of fiscal year end:   12/31
                          ------------------

Date of reporting period:   6/30/09
                          ------------------

ITEM 1. PROXY VOTING RECORDS.


================ FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND ================

N/A


============== FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE FUND ===============


N/A

============= FRANKLIN NEW YORK LIMITED TERM TAX-FREE INCOME FUND ==============

Votes by Franklin New York Limited-Term Tax-Free Income Fund prior to the reorganziation with Franklin Federal Limited Term-Tax-Free Fund effective November 12, 2008.

N/A


=================== FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND ====================


N/A

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                            SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN NEW YORK TAX-FREE TRUST



By (Signature and Title)*/s/LAURA F. FERGERSON
                         ------------------------------------------------------
                         Laura F. Fergerson,
                         Chief Executive Officer - Finance and Administration

Date  AUGUST 27, 2009
      ----------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.